June 13, 2012

CONFIDENTIAL SUBMISSION VIA EMAIL

Amendment No. 1 to Draft Registration Statement	Confidential Submission
U.S. Securities and Exchange Commission	Pursuant to
100 F Street, NE	Title I, Section 106 under the
Washington, DC 20549	Jumpstart Our Business Startups Act
and Section 24(b)(2) of the
Securities Exchange Act of 1934

Re: Confidential Submission of TriLinc Global Impact Fund, LLC’s Registration Statement on Form S-1 (CIK No. 0001550453)

Ladies and Gentlemen:

On behalf of our client TriLinc Global Impact Fund, LLC, a Delaware limited liability company (the “Company”) and in response to your letter to us dated May 24, 2012, we hereby confidentially submit Amendment No. 1 (“Amendment No. 1”) to Registration Statement on Form S-1 (the “Registration Statement”) of the Company submitted on May 18, 2012, pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934 for non-public review by the Staff of the Securities and Exchange Commission prior to the public filing of the Registration Statement. In response to your letter to us, Amendment No. 1 includes a complete set of financial statements, including footnotes and audit opinion. The only other changes contained in Amendment No. 1 include updating of the Exhibit Index to indicate the exhibits previously submitted and updating the date on the cover and signature pages. A copy of the Amendment No. 1 to the Registration Statement is enclosed via this email submission.

If you have any questions with respect to this confidential submission, please call me at 212-801-9330.

Very truly yours,

Judith D. Fryer, Esq.

Enclosures

cc: Gloria S. Nelund, Chairman and Chief Executive Officer of the Company

GREENBERG TRAURIG, LLP ¡ ATTORNEYS AT LAW ¡ WWW.GTLAW.COM

MetLife Building ¡ 200 Park Avenue ¡ New York, NY 10166 ¡ Tel 212.801.9200 ¡ Fax 212.801.6400

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

DIVISION OF CORPORATION FINANCE

May 24, 2012

Via Secure E-mail

Gloria Nelund

Chairman and Chief Executive Officer

TriLinc Global Impact Fund, LLC

1230 Rosecrans Ave., Suite 605

Manhattan Beach, CA 90266

Re:	TriLinc Global Impact Fund, LLC

Confidential Draft Registration Statement on Form S-1

Submitted May 18, 2012

CIK No. 0001550453

Dear Ms. Nelund:

Our preliminary review of your confidential draft registration statement indicates that it fails in numerous material respects to comply with the requirements of the form. Please include a complete set of financial statements, including footnotes and audit opinion, in your next amendment.

We will not perform a detailed examination of the confidential draft registration statement and we will not issue comments because to do so would delay the review of other disclosure documents that do not appear to contain material deficiencies.

You may submit a substantive amendment to correct the deficiencies. If you have any questions, please contact the undersigned at (202) 551-3492.

Sincerely,

/s/ John P. Nolan

John P. Nolan
Senior Assistant Chief Accountant